LEASES	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASES
19.    LEASES
19.1.Right of use
The balances rolled forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total

Balance as of December 31, 2021	2,868,411	86,464	88,410	1,748,008	2,730	4,794,023
Additions/updates	849,996	66,821	61,647		4,216	982,680
Depreciation (1)	(360,225)	(40,732)	(64,301)	(124,890)	(2,303)	(592,451)
Write-offs (2)	(75,026)					(75,026)
Balance as of December 31, 2022	3,283,156	112,553	85,756	1,623,118	4,643	5,109,226
Additions/updates	496,236	206,847	101,124		9,702	813,909
Depreciation (1)	(386,436)	(134,587)	(59,448)	(124,890)	(2,346)	(707,707)
Write-offs (2)	(12,658)				(6,139)	(18,797)
Balance as of December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631

(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.
For the year ended December 31, 2023 and 2022, the Company does not have commitments to lease agreements not yet in force.
19.2.Lease liabilities
The balance of lease payables on December 31, 2023, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate – % p.a. (1)	Maturity (2)	Present value of liabilities

Lands and farms	12.52	September, 2051	3,711,023
Machinery and equipment	11.43	April, 2035	259,482
Buildings	10.84	December, 2033	122,066
Ships and boats	11.39	February, 2039	2,145,682
Vehicles	11.29	November, 2028	5,529
			6,243,782

(1)To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.
The balances rolled forward are set out below:

	December 31, 2023	December 31, 2022

Opening balance	6,182,530	5,893,194
Additions	813,909	982,680
Write-offs	(18,797)	(75,026)
Payments	(1,218,399)	(1,044,119)
Accrual of financial charges (1)	664,651	612,042
Exchange rate variations	(180,112)	(186,241)
Closing balance	6,243,782	6,182,530

Current	753,399	672,174
Non-current	5,490,383	5,510,356

(1)On December 31, 2023, the amount of R$223,055 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$178,429 as of December 31, 2022).
The maturity schedule for future payments not discounted to present value related to lease liabilities is disclosed in Note 4.2.
19.2.1.Amounts recognized in the statement of income for the year
The amounts recognized are set out below:

	December 31, 2023	December 31, 2022

Expenses relating to short-term assets	8,005	6,836
Expenses relating to low-value assets	2,611	1,580
	10,616	8,416